5. Accounts Payable and Accrued Liabilities: Schedule of Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Accounts Payable and Accrued Liabilities
	As at December 31, 2016 ($)	As at December 31, 2015 ($)
Trade accounts payable	$823,595	$274,055
Accrued liabilities	337,400	139,218
Advances from investors	155,000	-
	$1,315,995	$413,273